Property and equipment (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Property and equipment
Beginning balance	$ 1,414,509
Ending balance	2,218,982	$ 1,414,509
Cost
Property and equipment
Beginning balance	1,685,315	769,451
Business acquisition		417,554
Additions	1,175,931	544,354
Disposals	(270,828)	(64,101)
Currency translation	30,119	18,057
Ending balance	2,620,537	1,685,315
Accumulated depreciation
Property and equipment
Beginning balance	(270,806)	(231,386)
Depreciation	157,947	69,420
Disposals	(27,198)	(30,000)
Ending balance	(401,555)	(270,806)
Machinery and equipment
Property and equipment
Beginning balance	135,334
Ending balance	135,280	135,334
Machinery and equipment | Cost
Property and equipment
Beginning balance	302,938	187,850
Additions	30,146	115,088
Ending balance	333,084	302,938
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(167,604)	(148,156)
Depreciation	30,200	19,448
Ending balance	(197,804)	(167,604)
Rolling stock
Property and equipment
Beginning balance	7,813
Ending balance	88,665	7,813
Rolling stock | Cost
Property and equipment
Beginning balance	32,175	32,175
Additions	197,739
Disposals	(111,215)
Currency translation	(35)
Ending balance	118,664	32,175
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(24,362)	(21,014)
Depreciation	23,938	3,348
Disposals	(18,301)
Ending balance	(29,999)	(24,362)
Computer equipment
Property and equipment
Beginning balance	6,249
Ending balance	8,229	6,249
Computer equipment | Cost
Property and equipment
Beginning balance	14,647	8,436
Additions	11,284	6,211
Disposals	(4,899)
Ending balance	21,032	14,647
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(8,398)	(4,556)
Depreciation	5,079	3,842
Disposals	(674)
Ending balance	(12,803)	(8,398)
Moulds
Property and equipment
Beginning balance	640,585
Ending balance	838,896	640,585
Moulds | Cost
Property and equipment
Beginning balance	691,005	506,172
Additions	220,919	214,833
Disposals		(30,000)
Ending balance	911,924	691,005
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(50,420)	(57,660)
Depreciation	22,608	22,760
Disposals		(30,000)
Ending balance	(73,028)	(50,420)
Leasehold improvements
Property and equipment
Beginning balance	119,654
Ending balance	219,851	119,654
Leasehold improvements | Cost
Property and equipment
Beginning balance	131,233	34,818
Additions	133,123	96,415
Ending balance	264,356	131,233
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(11,579)
Depreciation	32,926	11,579
Ending balance	(44,505)	(11,579)
Boat rental fleet
Property and equipment
Beginning balance	504,874
Ending balance	928,061	504,874
Boat rental fleet | Cost
Property and equipment
Beginning balance	513,317
Business acquisition		417,554
Additions	582,720	111,807
Disposals	(154,714)	(34,101)
Currency translation	30,154	18,057
Ending balance	971,477	513,317
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(8,443)
Depreciation	43,196	8,443
Disposals	(8,223)
Ending balance	$ (43,416)	$ (8,443)